Accrued and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued and Other Current Liabilities
Schedule of accrued and other current liabilities

Accrued and other current liabilities consisted of the following at the dates indicated (in thousands):

	December 31,
	2021	2020
Accrued and other current liabilities:
Accrued research and development expenses	$1,055	$586
Professional services	743	531
Accrued employee expenses	456	—
Other accrued expenses	113	5
Accrued insurance expenses	8	607
Total accrued and other current liabilities	$2,375	$1,729